Income Tax - Summary of Breakdown of Deferred Tax (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Breakdown of deferred tax [line Items]
Adjustment for inflation of the opening deferred liabilities of subsidiaries with the Peso as functional currency	$ (61)	$ (96)	$ (86)
Net deferred tax asset liabilities foreign currency translation reserves	$ 176	$ 1,563	$ 965